Exhibit 99.1

Huntington Auto Trust 2012-2
	Collection Period Beginning Date		6/1/2016
	Collection Period Ending Date		6/30/2016
	Collection Period		45
	Payment Date		7/15/2016

	1. DEAL SUMMARY
		Ratio	(A) Beginning Period Balance	(B) Principal Distribution Amount	(C) Ending Period Balance
(1)	Class A-1 Notes	—%	$—	$—	$—
(2)	Class A-2 Notes	—%	$—	$—	$—
(3)	Class A-3 Notes	—%	$—	$—	$—
(4)	Class A-4 Notes	43.0%	$43,457,732.69	$43,457,732.69	$—
(5)	Class B Notes	14.9%	$15,000,000.00	$15,000,000.00	$—
(6)	Class C Notes	24.3%	$24,500,000.00	$24,500,000.00	$—
(7)	Class D Notes	17.8%	$18,000,000.00	$18,000,000.00	$—
(8)	Total Note Balance	100.0%	$100,957,732.69	$100,957,732.69	$—
(9)	Overcollateralization		$6,500,000.00	$—	$6,500,000.00
(10)	Reserve Account Balance		$2,500,000.00	$—	$2,500,000.00
(11)	Net Pool Balance		$107,457,732.69	$100,957,732.69	$98,534,798.94
			Coupon Rate	Beginning Period Balance	Interest Distribution Amount
(12)	Class A-1 Notes		0.23000%	$—	$—
(13)	Class A-2 Notes		0.38000%	$—	$—
(14)	Class A-3 Notes		0.51000%	$—	$—
(15)	Class A-4 Notes		0.68000%	$43,457,732.69	$24,626.05
(16)	Class B Notes		1.07000%	$15,000,000.00	$13,375.00
(17)	Class C Notes		1.37000%	$24,500,000.00	$27,970.83
(18)	Class D Notes		2.11000%	$18,000,000.00	$31,650.00
(19)				$100,957,732.69	$97,621.88
	2. AVAILABLE FUNDS
(20)	Interest Collections		$443,410.84
(21)	Principal Collections		$6,146,584.67
(22)	Repurchased Loans		$—
(23)	Accounts Paid in Full		$2,715,724.07
(24)	Liquidation Proceeds		$17,172.72
(25)	Recoveries		$58,184.06
(26)	Clean-Up Call - Partial Payment of Optional Purchase Price		$91,792,363.27
(27)	Reimburse Prior Period Servicer Advances		$(28,536.95)
(28)	Current Period Servicer Advances		$—
(29)	Total Collections		$101,144,902.68
(30)	Reserve Account Draw Amount		$—
(31)	Net Cap Receipt (Class A-2B)		$—
(32)	Net Cap Receipt (Class A-3B)		$—
(33)	Total Net Cap Receipt		$—
(34)	Total Available Funds		$101,144,902.68
	3. DISTRIBUTION OF AVAILABLE FUNDS
			Amount Due	Amount Paid	Shortfall
(35)	Servicing Fees	1.00%	$89,548.11	$89,548.11	$—
(36)	Class A-1 Notes Interest		$—	$—	$—
(37)	Class A-2 Notes Interest		$—	$—	$—
(38)	Class A-3 Notes Interest		$—	$—	$—

(39)	Class A-4 Notes Interest		$24,626.05	$24,626.05	$—
(40)	First Allocation of Principal		$—	$—	$—
(41)	Class B Notes Interest		$13,375.00	$13,375.00	$—
(42)	Second Allocation of Principal		$—	$—	$—
(43)	Class C Notes Interest		$27,970.83	$27,970.83	$—
(44)	Third Allocation of Principal		$—	$—	$—
(45)	Class D Notes Interest		$31,650.00	$31,650.00	$—
(46)	Fourth Allocation of Principal		$2,422,933.75	$2,422,933.75	$—
(47)	Reserve Account Deposit		$—	$—	$—
(48)	Regular Principal Distribution Amount		$6,500,000.00	$6,500,000.00	$—
(49)	Clean-Up Call - Remaining Note Balance		$92,034,798.94	$92,034,798.94	$—
(50)	Accrued and unpaid fees to owner/indenture trustees		$—	$—	$—
(51)	Remaining Funds to Certificate Holders		(A)	(A)
			$101,144,902.68	$101,144,902.68
	(A) Amount to be determined pending final calculation of
	Optional Purchase Price on July 15, 2016

(52)	Additional Principal Payment Funded with Proceeds from Clean-Up Call		$92,034,798.94
(53)	Principal Payment		$—
(54)	First Allocation of Principal		$—
(55)	Second Allocation of Principal		$—
(56)	Third Allocation of Principal		$—
(57)	Fourth Allocation of Principal		$2,422,933.75
(58)	Regular Principal Distribution Amount		$6,500,000.00
(59)	Total Principal		$100,957,732.69
	4. POOL INFORMATION
(60)	Pool Balance		$98,534,799
(61)	Number of Receivables Outstanding		17,814
(62)	Weighted Average Contract Rate		4.87%
(63)	Weighted Average Maturity		20.25
	5. OVERCOLLATERALIZATION INFORMATION
(64)	Specified Reserve Account Balance		$2,500,000.00
(65)	Initial Target Credit Enhancement O/C Amount		$9,000,000.00
(66)	Target Credit Enhancement O/C Amount		$6,500,000.00
(67)	Beginning Period O/C Amount		$6,500,000.00
(68)	Ending Period O/C Amount		$6,500,000.00
(69)	Overcollateralization Shortfall		$—
	6. RESERVE ACCOUNT INFORMATION
(70)	Specified Reserve Account Balance		$2,500,000.00
(71)	Beginning Reserve Account Balance		$2,500,000.00
(72)	Reserve Account Deposits		$—
(73)	Reserve Account Earnings		$—
(74)	Distribute Earnings Collection Account		—
(75)	Reserve Account Draws		$—
(76)	Ending Reserve Account Balance		$2,500,000.00
	7. LOSS & DELINQUENCY REPORTING		$ Amount	# of Receivables	Average
(77)	Realized Losses for Collection Period		$43,393.29	16	$2,712.08
(78)	Recoveries for Collection Period		$58,184.06	107	$543.78
(79)	Net Losses/(Recoveries) for Collection Period		(14,790.77)
(80)
(81)	Cumulative Losses (net of recoveries) for All Collection Periods		$5,862,028.10
(82)	Cumulative Losses (net of recoveries) as a % of Initial Pool Balance		0.58620%

		6/30/2016	5/31/2016	4/30/2016	3/31/2016
(83)	Pool Balance at end of collection period	$98,534,799	$107,457,733	$116,829,370	$126,231,449

(84)	Number of receivables outstanding	17,814	18,725	19,543	20,331
(85)	Average month end Pool Balance	$102,996,266	$112,143,551	$121,530,409	$131,717,409
(86)	Realized Losses for Collection Period	$43,393	$35,825	$43,965	$77,204
(87)	Recoveries for Collection Period	$58,184	$61,027	$69,668	$63,133
(88)	Net Losses/(Recoveries) for Collection Period	$(14,791)	$(25,201)	$(25,703)	$14,072
(89)	Realized Losses (Gross) to Average Pool Balance (annualized)	0.506%	0.383%	0.434%	0.703%
(90)	Net Losses/(Recoveries) to Average Pool Balance (annualized)	(0.172)%	(0.27)%	(0.254)%	0.128%

(91)	Four month average Net Losses to Average Pool Balance (annualized)	(0.132)%

		6/30/2016	5/31/2016	4/30/2016	3/31/2016
(92)	Receivables 31-59 Days Delinquent	$1,521,115.01	$1,608,117.84	$1,099,999.52	$1,681,134.53
(93)	$ As % of Ending Pool Balance	1.544%	1.497%	0.942%	1.332%
(94)	# of Receivables	214	211	156	216
(95)	# As % of Ending Pool # of Receivables	1.201%	1.127%	0.798%	1.062%
(96)	Receivables 60-89 Days Delinquent	$311,390.17	$265,851.32	$336,192.32	$257,607.05
(97)	$ As % of Ending Pool Balance	0.316%	0.247%	0.288%	0.204%
(98)	# of Receivables	46	37	44	37
(99)	# As % of Ending Pool # of Receivables	0.258%	0.198%	0.225%	0.182%
(100)	Receivables 90 - 119 Days Delinquent	$108,582.85	$131,976.16	$64,386.82	$112,994.73
(101)	$ As % of Ending Pool Balance	0.11%	0.123%	0.055%	0.09%
(102)	# of Receivables	17	20	14	16
(103)	# As % of Ending Pool # of Receivables	0.095%	0.107%	0.072%	0.079%
(104)	Receivables 120+ Days Delinquent	$53,993.69	$31,491.9	$21,270.73	$29,502.09
(105)	$ As % of Ending Pool Balance	0.055%	0.029%	0.018%	0.023%
(106)	# of Receivables	5	4	2	2
(107)	# As % of Ending Pool # of Receivables	0.028%	0.021%	0.010%	0.010%
(108)	Total Delinquencies	$1,995,081.72	$2,037,437.22	$1,521,849.39	$2,081,238.4
(109)	$ As % of Ending Pool Balance	2.025%	1.896%	1.303%	1.649%
(110)	# of Receivables	282	272	216	271
(111)	# As % of Ending Pool # of Receivables	1.583%	1.453%	1.105%	1.333%
(112)	Total Repossession	$101,032.96	$81,887.02	$95,346.89	$172,176.51
(113)	# of Receivables	16	13	17	25

The Huntington National Bank, as Servicer, has delivered this information as required pursuant to Section 5.06 of the Sale and Servicing Agreement. The information is complete and accurate in all material aspects. No Event of Default, Servicer Termination Event has occurred and is continuing, except as noted in the Servicer’s Monthly Certificate, as certified by:

Name: Kim Taylor
Title: Senior Vice President
July 12, 2016